UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07418

Name of Registrant:	Legg Mason Global Trust, Inc.
Fund Address:	55 Water Street
New York, NY 10041

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code:

Fund Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1 – Portfolios of Investments.

LEGG MASON GLOBAL TRUST, INC.

FORM N-Q

SEPTEMBER 30, 2009

Quarterly Report to Shareholders	1

Portfolios of Investments

Legg Mason Batterymarch Emerging Markets Trust

September 30, 2009 (Unaudited)

	Shares/Par	Value

Common Stocks and Equity Interests — 95.4%
Bermuda — 0.1%
Ports Design Ltd.	185,500	$463,388

Brazil — 13.9%
Acucar Guarani SA	253,600	842,344	A
Banco Bradesco SA -ADR	360,400	7,168,356
Banco Panamericano SA	225,200	892,007
Centrais Eletricas Brasileiras SA	77,900	1,216,602
Companhia Paranaense de Energia-Copel - ADR	2,600	45,838
Gafisa SA - ADR	50,900	1,545,324
Gerdau SA -ADR	144,900	1,947,456
GVT Holding SA	27,300	626,405	A
Itau Unibanco Banco Multiplo SA - ADR	408,958	8,240,504
Localiza Rent a Car SA	148,800	1,491,158
Metalfrio Solutions SA	247,900	1,381,703	A
NET Servicos de Comunicacao SA	35,500	408,960	A
Petroleo Brasileiro SA - ADR	94,500	4,337,550
Petroleo Brasileiro SA - ADR	508,500	19,989,135
Sul America SA	42,200	907,160
Suzano Papel e Celulose SA	248,100	2,625,248	A
Tele Norte Leste Participacoes SA	71,500	1,618,334
Tim Participacoes SA - ADR	67,500	1,660,500
Usinas Siderurgicas de Minas Gerais SA	66,375	1,701,769
Vale SA - ADR	65,100	1,505,763
Vale SA - ADR	751,500	15,413,265
Vivo Participacoes SA - ADR	120,100	3,032,525

		78,597,906

Cayman Islands — 2.3%
Ausnutria Dairy Corp. Ltd.	777,300	405,233	A
E-House China Holdings Ltd. - ADR	27,900	595,944	A
Gely Automobile Holdings Ltd.	11,400,000	3,103,722
Golden Eagle Retail Group Ltd.	904,000	1,514,044
Shui On Land Ltd.	761,700	437,360
Tencent Holdings Ltd.	431,800	6,981,186

		13,037,489

Chile — 1.0%
Banco Santander Chile - ADR	22,900	1,317,666
Compania Cervecerias Unidas SA - ADR	53,300	1,830,322
Empresa Nacional de Electricidad SA	20,100	942,087
Enersis SA	94,200	1,737,990

		5,828,065

China — 12.0%
Air China Ltd.	2,104,000	1,218,955	A
Aluminum Corp. of China Ltd. - ADR	18,700	512,193	A
Anhui Expressway Co. Ltd.	866,000	512,892
Bank of China Ltd.	12,728,000	6,700,633
China Construction Bank Corp.	8,885,100	7,108,034
China Life Insurance Co. Ltd.	1,260,000	5,487,061

2	Quarterly Report to Shareholders

Portfolios of Investments - Continued

Legg Mason Batterymarch Emerging Markets Trust - Continued

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
China — Continued
China Merchants Bank Co. Ltd.	487,100	$1,086,069
China Mobile Ltd.	914,000	8,904,072
China National Building Material Co. Ltd.	642,000	1,507,655
China Overseas Land and Investment Ltd.	470,960	1,019,698
China Petroleum and Chemical Corp. (Sinopec)	654,000	556,951
China Shipping Container Lines Co. Ltd.	3,803,000	1,383,792	A
China Shipping Development Co. Ltd.	860,000	1,080,819
China Southern Airlines Co. Ltd.	7,220,000	2,282,437	A
China Vanke Co. Ltd.	664,200	834,744
China Yurun Food Group Ltd.	1,583,000	3,411,088
Chongqing Iron and Steel Co. Ltd.	2,996,000	1,140,405
Dongfeng Motor Group Co. Ltd.	3,234,000	3,421,759
Guangzhou R&F Properties Co. Ltd.	198,800	350,912
Industrial and Commercial Bank of China - Class H	8,954,800	6,736,277
Jiangxi Copper Co. Ltd.	310,000	695,195
Lee and Man Paper Manufacturing Ltd.	315,600	559,525
Maanshan Iron & Steel Co. Ltd.	1,288,000	774,457	A
Metallurgical Corp. of China Ltd.	812,000	551,109	A
Nine Dragons Paper Holdings Ltd.	1,323,000	1,700,257
PetroChina Co. Ltd.	3,146,000	3,560,031
Prime Success International Group Ltd.	318,000	230,189
Sinopharm Medicine Holding Co. Ltd.	151,200	383,558	A
Weichai Power Co. Ltd.	405,000	2,134,728
Yanzhou Coal Mining Co. Ltd. - ADR	135,700	1,956,794
Zhejiang Expressway Co. Ltd.	496,000	435,837

		68,238,126

Colombia — 0.2%
Bancolombia SA - ADR	26,300	1,129,059

Egypt — 1.1%
Commercial International Bank	138,156	1,455,635
El Ezz Steel Rebars SAE	1,071,500	2,985,477
Orascom Construction Industries - GDR	47,800	2,007,600

		6,448,712

Hong Kong — 1.2%
CNOOC Ltd.	2,293,000	3,088,873
Hopson Development Holdings Ltd.	1,514,000	2,633,366
Sino-Ocean Land Holdings Ltd.	1,014,000	917,174

		6,639,413

Hungary — 0.8%
OTP Bank Nyrt	165,800	4,733,450	A

India — 5.6%
BEML Ltd.	20,800	466,114
Dewan Housing Finance Corp. Ltd.	200,400	606,137
DLF Ltd.	134,100	1,220,992

Quarterly Report to Shareholders	3

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
India — Continued
HDFC Bank Ltd.	22,000	$754,828
ICICI Bank Ltd.	19,400	366,021
ICICI Bank Ltd. - ADR	25,600	987,136
India Infoline Ltd.	445,024	1,377,951
Indiabulls Financial Services Ltd.	308,992	1,217,533
Indian Hotels Co. Ltd.	161,600	260,011
Infosys Technologies Ltd.	30,000	1,438,354
IVRCL Infrastructures and Projects Ltd.	174,000	1,421,335
Jindal Steel and Power Ltd.	288,852	3,524,709
Kotak Mahindra Bank Ltd.	29,017	470,195
Mahindra and Mahindra Ltd.	202,800	3,723,375
Maruti Udyog Ltd.	37,787	1,336,468
National Hydroelectric Power Ltd.	56,890	40,800	A
Opto Circuits India Ltd.	97,000	406,612
Pipavav Shipyard Ltd.	1,666,720	2,078,853	A,B
Reliance Industries Ltd.	73,025	3,342,178	A
Sterlite Industries India Ltd.	79,000	1,274,543
Thermax India Ltd.	101,650	1,154,062
TVS Motor Co., Ltd.	546,200	718,729
Voltas Ltd.	674,913	2,039,260
Yes Bank Ltd.	393,739	1,678,332	A

		31,904,528

Indonesia — 2.3%
PT Astra Agro Lestari Tbk	217,000	472,618
PT Astra International Tbk	625,500	2,158,347
PT Bank Mandiri	6,300,500	3,063,875
PT Bank Rakyat Indonesia	647,500	502,457
PT Bumi Resources Tbk	4,579,000	1,527,912
PT Indocement Tunggal Prakarsa Tbk	950,500	1,042,452
PT Semen Gresik (Persero) Tbk	443,000	288,764
PT United Tractors Tbk	2,490,000	4,019,038

		13,075,463

Israel — 0.9%
Teva Pharmaceutical Industries Ltd. - ADR	96,500	4,879,040

Malaysia — 0.8%
AMMB Holdings Berhad	461,200	567,672
Genting Berhad	141,900	281,258
Genting Plantations Bhd	321,900	558,047
Malayan Banking Berhad	560,700	1,077,335
PPB Group Bhd	148,000	658,538
RHB Capital Berhad	814,700	1,193,449

		4,336,299

Mexico — 5.1%
Alsea SA de CV	1,431,022	923,155	A
America Movil SA de CV	2,231,093	4,882,982

4	Quarterly Report to Shareholders

Portfolios of Investments - Continued

Legg Mason Batterymarch Emerging Markets Trust - Continued

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
Mexico — Continued
America Movil SA de CV - ADR	175,300	$7,683,399
Cemex SA de CV - ADR	142,424	1,840,118	A
Coca-Cola Femsa SA de CV - ADR	31,000	1,491,100
Corporacion GEO SA de CV	937,900	2,549,368	A
Fomento Economico Mexicano SA de CV - ADR	40,600	1,544,830
Grupo Mexico SAB de CV	1,419,124	2,615,054	A
Grupo Televisa SA - ADR	94,400	1,754,896
Mexichem SA de CV	1,293,385	1,949,405
Telefonos de Mexico SA de CV (Telmex) - ADR	94,100	1,641,104

		28,875,411

Netherlands — 0.4%
X5 Retail Group NV - GDR	100,200	2,434,860	A

Pakistan — 0.7%
Fauji Fertilizer Co. Ltd.	1,609,242	1,998,007
Oil and Gas Development Co. Ltd.	1,398,100	1,799,070

		3,797,077

Philippines — 0.2%
Philippine Long Distance Telephone Co.	19,800	1,007,134

Poland — 1.1%
Bank Zachodni WBK SA	30,200	1,575,981	A
ING Bank Slaski SA	5,800	1,291,400	A
KGHM Polska Miedz SA	121,400	3,649,095

		6,516,476

Qatar — 0.2%
Qatar National Bank	32,400	1,344,420

Russia — 9.7%
Cherepovets MK Severstal, GDR	334,100	2,575,911
Evraz Group SA - GDR	56,300	1,466,615	A
Gazprom - ADR	341,400	7,937,550	B
LUKOIL - ADR	166,600	9,029,720
MMC Norilsk Nickel JSC - ADR	171,600	2,127,840	A
Mobile Telesystems OJSC - ADR	144,800	6,989,496
Novolipetsk Steel	117,400	2,987,830	A
Rosneft Oil Co. - GDR	655,600	4,930,112
Sberbank	4,244,200	8,445,958
Uralkali - GDR	195,900	3,700,551	A
Vimpel-Communications - ADR	255,400	4,775,980	A

		54,967,563

South Africa — 6.6%
ABSA Group Ltd.	208,200	3,325,657
ArcelorMittal South Africa Ltd.	200,756	3,206,751
Aveng Ltd.	465,600	2,680,493

Quarterly Report to Shareholders	5

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
South Africa — Continued
Barloworld Ltd.	385,000	$2,511,148
Bidvest Group Ltd.	231,500	3,653,155
Foschini Ltd.	365,100	3,013,138
Gold Fields Ltd.	148,800	2,010,409
Impala Platinum Holdings Ltd.	110,200	2,567,055
Imperial Holdings Ltd.	195,900	2,081,690
JD Group Ltd	222,300	1,319,744
Mr. Price Group Ltd.	362,800	1,641,957
MTN Group Ltd.	144,866	2,355,459
Nedbank Group Ltd.	87,600	1,393,438
Sasol Ltd.	33,300	1,251,770
Shoprite Holdings Ltd.	198,100	1,634,902
Standard Bank Group Ltd.	191,700	2,479,022

		37,125,788

South Korea — 14.4%
Daegu Bank	155,710	2,233,396
Daelim Industrial Co. Ltd.	23,400	1,435,875
Dongbu Insurance Co. Ltd.	79,600	2,442,215
Halla Climate Control Corp.	16,570	166,022
Huchems Fine Chemical Corp.	54,000	1,439,083
Humax Co. Ltd.	83,000	984,942	B
Hyosung Corp.	13,600	781,430
Hyundai Marine and Fire Insurance Co. Ltd.	103,920	1,918,320
Hyundai Mobis	27,900	3,918,905
Hyundai Steel Co.	23,300	1,506,862
Industrial Bank of Korea	399,100	4,894,543	A
KB Financial Group Inc. - ADR	25,800	1,327,926	A
KIWOOM Securities Co. Ltd.	34,100	1,298,014
Korea Zinc Co. Ltd.	17,980	2,678,116
LG Chem Ltd.	8,816	1,638,620
LG Corp.	95,040	6,372,298
LG Dacom Corp.	137,230	2,329,387
LG Display Co. Ltd. - ADR	47,700	683,541
LG Electronics Inc.	39,572	4,214,968
LG Hausys Ltd.	1	40	A
LG.Philips LCD Co. Ltd.	116,400	3,349,001
LIG Non-Life Insurance Co. Ltd.	77,730	1,570,103
Nong Shim Co. Ltd.	4,800	1,036,792
People and Telecommunication Inc.	133,200	1,300,064
Poongsan Corp	74,040	1,508,135	A
POSCO	10,470	4,327,511
Samsung Electronics Co. Ltd.	28,165	19,481,837
Samsung Engineering Co. Ltd.	19,979	1,763,476
Samsung Heavy Industries Co. Ltd.	131,000	2,846,255
Woongjin Thinkbig Co. Ltd.	16,600	324,040
Woori Finance Holdings Co. Ltd.	152,580	2,065,479	A

		81,837,196

6	Quarterly Report to Shareholders

Portfolios of Investments - Continued

Legg Mason Batterymarch Emerging Markets Trust - Continued

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
Taiwan — 9.4%
Asustek Computer Inc.	428,856	$736,371
Avermedia Technologies Inc.	677,000	845,513
Catcher Technology Co. Ltd.	640,400	1,701,200
Cathay Financial Holding Co., Ltd.	1,235,000	2,051,418	A
China Life Insurance Co. Ltd	2,548,350	1,815,267	A
Chinatrust Financial Holding Co. Ltd.	1,405,276	911,410
Chunghwa Telecom Co. Ltd.	327,852	590,476
Chunghwa Telecom Co. Ltd. - ADR	20,627	372,111
Compal Electronics Inc.	2,353,710	2,741,895
Formosa Plastics Corp.	731,880	1,491,170
High Tech Computer Corp.	46,000	505,101
Hon Hai Precision Industry Co. Ltd.	1,366,641	5,483,909
King Yuan Electronics Co. Ltd.	1,108,765	431,117
Lite-On Technology Corp.	1,109,535	1,454,738
MediaTek Inc.	247,582	4,127,907
Polaris Securities Co. Ltd.	1,936,000	1,141,197	A
Quanta Computer Inc.	2,265,570	4,756,936
Radiant Opto-Electronics Corp.	721,652	855,261
Siliconware Precision Industries Co. - ADR	308,668	2,216,236
Sunrex Technology Corp.	296,000	307,528
Taishin Financial Holdings Co. Ltd.	2,266,000	986,811	A
Taiwan Semiconductor Manufacturing Co. Ltd.	2,282,715	4,579,915
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	253,913	2,782,887
United Microelectronics Corp.	5,748,000	2,816,069	A
Wistron Corp.	2,860,883	5,321,662
WPG Holdings Co. Ltd.	445,000	629,822
Yuanta Financial Holding Co.	1,951,000	1,444,376

		53,098,303

Thailand — 1.3%
Banpu Public Company Limited	49,600	635,402
Charoen Pokphand Foods Public Company Limited	9,791,400	2,329,890	B
LPN Development Public Company Limited	5,883,300	1,294,291
PTT Exploration and Production Public Company Limited	367,600	1,589,889	B
Siam Commercial Bank Public Company Limited	595,600	1,515,295	B
Supalai Public Company Limited	595,800	99,797

		7,464,564

Turkey — 3.4%
Asya Katilim Bankasi AS	973,300	2,033,174	A
Turk Ekonomi Bankasi AS	1,149,800	1,417,880	A
Turk Hava Yollari Anonim Ortakligi	1,342,500	3,491,947
Turkiye Garanti Bankasi AS	744,100	2,807,925
Turkiye Halk Bankasi AS	601,700	3,568,032
Turkiye Is Bankasi	761,925	2,977,874
Turkiye Vakiflar Bankasi T.A.O.	1,186,100	2,717,480	A

		19,014,312

Quarterly Report to Shareholders	7

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
United Arab Emirates — 0.4%
Arabtec Holding Co.	1,645,000	$1,504,839	A
Dubai Islamic Bank	1,125,800	965,510

		2,470,349

United Kingdom — 0.3%
Eurasian Natural Resources Corp.	92,200	1,292,082
Tanjong PLC	55,600	240,971

		1,533,053

Total Common Stocks and Equity Interests (Cost — $410,328,907)		540,797,444

Preferred Stocks — 3.2%
Brazil — 3.2%
Banco Itau Holding Financeira SA	61,325	1,238,819
Bradespar SA	132,200	2,438,659
Companhia de Transmissao de Energia Eletrica Paulista	15,558	437,974
Companhia Energetica de Sao Paulo	86,800	1,070,726
Confab Industrial SA	210,100	657,436
Itausa - Investimentos Itau SA	964,375	5,849,823
Lojas Americanas SA	66,000	446,660
Metalurgica Gerdau SA	127,400	2,137,451
Tele Norte Leste Participacoes SA - ADR	47,200	886,888
Usinas Siderurgicas de Minas Gerais SA	108,100	2,857,180

Total Preferred Stocks (Cost — $16,936,927)		18,021,616

Warrants — 0.2%
Netherlands — 0.2%

Fujian Septwolves Industry Ltd. (Issued by BNP Paribas) expires 4/1/10	410,900	1,100,308	A

Total Warrants (Cost — $653,966)

Repurchase Agreements — 1.0%
Bank of America 0.01%, dated 9/30/09, to be repurchased at $2,880,223 on 10/1/09 (Collateral: $2,790,000 Federal Home Loan Bank Bonds, 5.648% due 11/27/37, value $2,993,105)	2,880,222	2,880,222
JPMorgan Chase & Co. 0.01%, dated 9/30/09, to be repurchased at $2,880,224 on 10/1/09 (Collateral: $2,890,000 Federal Home Loan Bank Bonds, 3.750% due 9/9/11, value $3,027,239)	2,880,223	2,880,223

Total Repurchase Agreements (Cost — $5,760,445)		5,760,445

Total Investments — 99.8% (Cost — $433,680,245) C		565,679,813
Other Assets Less Liabilities — 0.2%		1,116,721

Net Assets — 100.0%		$566,796,534

A	Non-income producing.
B	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
C

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

8	Quarterly Report to Shareholders

Portfolios of Investments - Continued

Legg Mason Batterymarch Emerging Markets Trust - Continued

Gross unrealized appreciation	$145,220,394
Gross unrealized depreciation	(13,220,826)

Net unrealized appreciation	$131,999,568

Open Forward Foreign Currency Contracts

Broker	Settlement Date	Contract to Receive		Contract to Deliver		Unrealized Loss
State Street Bank & Trust Co.	10/8/2009	HKD	3,140,572	USD	$405,244	$(4)

Abbreviations used in this schedule:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

USD — United States Dollar

Industry Diversification

September 30, 2009 (Unaudited)

Financials	26.0%
Materials	16.9
Information Technology	13.5
Energy	11.6
Industrials	9.2
Telecommunication Services	8.7
Consumer Discretionary	7.8
Consumer Staples	3.3
Health Care	1.0
Utilities	1.0
Short-Term Investments	1.0

Total Investment Portfolio	100.0%

Quarterly Report to Shareholders	1

Portfolios of Investments - Continued

Legg Mason Batterymarch International Equity Trust

September 30, 2009 (Unaudited)

	Shares/Par	Value

Common Stocks and Equity Interests — 96.7%
Australia — 5.5%
Aristocrat Leisure Ltd.	303,354	$1,405,159
Australia and New Zealand Banking Group Ltd.	162,019	3,486,536
BHP Billiton Ltd.	240,550	8,007,714
BlueScope Steel Ltd.	730,119	1,887,459
Commonwealth Bank of Australia	124,085	5,665,602
Downer EDI Ltd.	436,552	3,154,542
Goodman Fielder Ltd.	92,617	136,466
National Australia Bank Ltd.	55,454	1,504,997
Rio Tinto Ltd.	89,700	4,688,392
Westpac Banking Corp.	91,344	2,115,562

		32,052,429

Austria — 0.9%
OMV AG	61,345	2,476,290
Voestalpine AG	76,300	2,724,721

		5,201,011

Belgium — 0.4%
Solvay SA	21,957	2,280,925

Bermuda — 0.3%
Jardine Matheson Holdings Ltd.	52,000	1,580,800

Canada — 1.5%
Alimentation Couche-Tard Inc.	125,300	2,196,499
Bank of Montreal	47,000	2,380,320
Bank of Nova Scotia	36,900	1,685,960
CGI Group Inc.	237,100	2,779,762	A

		9,042,541

China — 1.7%
Bank of China Ltd.	2,824,000	1,486,690
China CITIC Bank	3,636,000	2,411,473
China Construction Bank Corp.	3,419,000	2,735,182
China Merchants Bank Co. Ltd.	751,000	1,674,477
Industrial and Commercial Bank of China - Class H	1,840,000	1,384,146

		9,691,968

Denmark — 0.8%
AP Moeller - Maersk A/S	401	2,760,404
Trygvesta A/S	23,250	1,778,824

		4,539,228

Finland — 1.3%
Nokia Oyj	153,858	2,263,976
Sampo Oyj	132,182	3,330,726
UPM-Kymmene Oyj	163,300	1,960,585

		7,555,287

2	Quarterly Report to Shareholders

Portfolios of Investments - Continued

Legg Mason Batterymarch International Equity Trust - Continued

	Shares/Par		Value

Common Stocks and Equity Interests — Continued
France — 8.2%
BNP Paribas	28,358		$2,267,012

BNP Paribas	28,358	rts	61,450	A
Cap Gemini SA	56,485		2,960,337
CNP Assurances	37,200		3,792,495
Compagnie de Saint-Gobain	48,300		2,506,969
Compagnie Generale des Etablissements Michelin	23,680		1,858,716
France Telecom SA	66,448		1,771,162
GDF Suez	99,240		4,409,197
ICADE	13,644		1,462,307
Lagardere SCA	42,200		1,966,685
Publicis Groupe	64,213		2,577,019
Sanofi-Aventis	98,500		7,232,573
Societe Generale	50,005		4,026,816
Thales SA	18,100		898,388
Total SA	102,772		6,109,983
Vivendi	144,400		4,470,546

			48,371,655

Germany — 10.3%
Allianz SE	33,872		4,233,814
BASF AG	59,207		3,138,971
Bayerische Motoren Werke AG	108,688		5,243,517
Deutsche Bank AG	77,115		5,921,457
Deutsche Telekom AG	121,191		1,655,532
E.ON AG	91,735		3,892,415
Fresenius Medical Care AG and Co.	65,900		3,283,470
HeidelbergCement AG	28,597		1,852,342

HeidelbergCement AG	28,597	rts	152,827	A
Infineon Technologies AG	609,178		3,438,383	A
Metro AG	87,400		4,945,914
MTU Aero Engines Holding AG	44,985		2,131,385
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	31,600		5,044,507
RWE AG	53,301		4,953,242
Salzgitter AG	20,319		1,948,630
SAP AG	32,598		1,588,400
Siemens AG	75,212		6,968,499

			60,393,305

Greece — 1.2%
Alpha Bank A.E.	141,235		2,605,545	A
OPAP SA	68,060		1,755,834
Piraeus Bank SA	155,809		2,890,379	A

			7,251,758

Quarterly Report to Shareholders	3

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
Hong Kong — 1.6%
BOC Hong Kong Holdings Ltd.	1,984,000	$4,351,972
Hong Kong Exchanges & Clearing Ltd.	126,600	2,295,121
HongKong Electric Holdings Ltd.	203,500	1,118,586
New World Development Co. Ltd.	834,000	1,775,601

		9,541,280

Ireland — 0.3%
Kerry Group PLC	62,300	1,783,193

Italy — 2.5%
ENI SpA	96,253	2,407,065
Mediaset SpA	473,719	3,315,388
Prysmian SpA	170,908	3,208,012
UniCredito Italiano SpA	1,459,337	5,704,959	A

		14,635,424

Japan — 19.8%
Canon Inc.	26,500	1,072,289
Daito Trust Construction Co. Ltd.	71,000	3,102,441
FUJIFILM Holdings Corp.	128,200	3,844,142
Fujitsu Ltd.	379,000	2,479,913
Honda Motor Co. Ltd.	136,300	4,200,975
INPEX Holdings Inc.	377	3,219,061
Itochu Corp.	227,000	1,505,574
Japan Tobacco Inc.	1,386	4,758,533
JFE Holdings Inc.	47,700	1,637,677
JS Group Corp.	317,200	5,568,944
Kao Corp.	80,400	1,989,611
KDDI Corp.	398	2,244,878
Konica Minolta Holdings Inc.	182,500	1,731,217
Lawson Inc.	63,300	2,942,381
Mitsubishi Corp.	102,000	2,064,787
Mitsubishi UFJ Financial Group Inc.	376,400	2,022,348
Mitsui and Co. Ltd.	401,100	5,249,040
Mitsui Fudosan Co. Ltd.	175,000	2,963,159
Murata Manufacturing Co. Ltd.	29,400	1,396,099
Nippon Building Fund Inc.	137	1,223,242
Nippon Telegraph and Telephone Corp.	108,600	5,035,960
Nomura Holdings Inc.	325,400	2,005,866
Nomura Research Institute Ltd.	58,600	1,394,616
NTT Data Corp.	1,356	4,347,181
Rohm Co. Ltd.	55,400	3,878,185
Sega Sammy Holdings Inc.	346,800	4,515,243
Shinsei Bank Ltd.	1,084,000	1,667,506	A
Sojitz Corp.	1,667,000	3,177,539
Sony Corp.	152,400	4,510,333
Sumitomo Metal Industries Ltd.	896,000	2,207,290
Sumitomo Realty and Development Co. Ltd.	102,000	1,868,086
Takeda Pharmaceutical Co. Ltd.	76,000	3,168,432

4	Quarterly Report to Shareholders

Portfolios of Investments - Continued

Legg Mason Batterymarch International Equity Trust - Continued

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
Japan — Continued
The Gunma Bank Ltd.	439,000	$2,417,412
Tokyo Gas Co. Ltd.	853,000	3,546,639
Toppan Printing Co. Ltd.	514,000	4,870,137
Toyota Motor Corp.	178,175	7,090,455
Yamato Holdings Co. Ltd.	309,000	5,080,537

		115,997,728

Luxembourg — 0.3%
Acergy SA	128,800	1,623,023

Netherlands — 2.3%
Aegon N.V.	370,594	3,147,654	A
ING Groep N.V.	197,073	3,520,243	A
Koninklijke Ahold N.V.	442,000	5,319,609
Unilever N.V.	49,319	1,422,184

		13,409,690

Norway — 0.6%
Tandberg ASA	152,000	3,641,176

Portugal — 1.3%
EDP - Energias de Portugal SA	1,093,500	5,011,281
Portugal Telecom SGPS SA	251,929	2,668,716

		7,679,997

Russia — 0.6%
Mobile Telesystems OJSC - ADR	50,700	2,447,289
Novolipetsk Steel OJSC - GDR	44,300	1,127,435	A,B,C

		3,574,724

Singapore — 1.0%
Olam International Ltd.	1,133,000	2,011,790
SembCorp Marine Ltd.	1,620,000	3,658,937

		5,670,727

South Korea — 0.9%
LG Corp.	45,678	3,062,645
LG Electronics Inc.	18,910	2,014,178

		5,076,823

Spain — 6.9%
Banco Bilbao Vizcaya Argentaria SA	515,712	9,159,119
Banco Santander Central Hispano SA	632,991	10,194,733
Bolsas y Mercados Espanoles	86,121	3,355,363
Corporacion Financiera Alba SA	35,000	1,998,053
Indra Sistemas SA	206,100	5,142,014
Red Electrica de Espana	32,378	1,657,797

Quarterly Report to Shareholders	5

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
Spain — Continued
Telefonica SA	331,339	$9,147,128

		40,654,207

Sweden — 1.3%
Alfa Laval AB	343,000	4,030,136
Securitas AB	396,600	3,833,893

		7,864,029

Switzerland — 6.0%
Actelion Ltd.	24,495	1,520,966	A
Aryzta AG	13,797	552,494	A
Baloise Holding AG	42,100	4,021,711
Credit Suisse Group	109,177	6,057,488
Nestle SA	176,605	7,525,331
Novartis AG	193,300	9,671,062
Roche Holding AG	33,948	5,486,843
SGS SA	400	538,428

		35,374,323

United Kingdom — 19.2%
Anglo American PLC	83,602	2,663,983	A
AstraZeneca PLC	155,241	6,959,721
Aviva PLC	564,391	4,043,546
Barclays PLC	1,386,017	8,199,317	A
BG Group PLC	115,805	2,012,631
BHP Billiton PLC	179,200	4,893,654
BP PLC	950,119	8,400,605
British American Tobacco PLC	72,861	2,286,772
Cable & Wireless	903,500	2,072,943
Drax Group PLC	370,152	2,790,418
Eurasian Natural Resources Corp.	187,367	2,625,744
GlaxoSmithKline PLC	350,548	6,891,019
HSBC Holdings PLC	1,233,308	14,118,611
IMI PLC	415,910	2,976,438
Marks and Spencer Group PLC	610,465	3,534,245
National Grid PLC	321,025	3,100,154
Next PLC	130,069	3,726,655
Petrofac Ltd.	141,000	2,226,197
Reckitt Benckiser Group PLC	36,389	1,779,160
Rio Tinto PLC	100,200	4,275,061
Royal Dutch Shell PLC	161,940	4,635,393
Royal Dutch Shell PLC - B shares	108,164	3,002,202
Scottish and Southern Energy PLC	109,408	2,051,892
Standard Chartered PLC	119,322	2,941,794
Tate and Lyle PLC	415,694	2,810,064
Vodafone Group PLC	2,596,220	5,819,651

6	Quarterly Report to Shareholders

Portfolios of Investments - Continued

Legg Mason Batterymarch International Equity Trust - Continued

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
United Kingdom — Continued
WS Atkins PLC	149,200	$1,498,083

		112,335,953

Total Common Stocks and Equity Interests (Cost — $527,493,860)		566,823,204
Preferred Stocks — 1.6%
Brazil — 0.9%
Gerdau SA	187,900	2,525,180
Usinas Siderurgicas de Minas Gerais SA	110,000	2,907,399

		5,432,579
Germany — 0.7%
Volkswagen AG	34,304	3,997,504

Total Preferred Stocks (Cost — $7,111,217)		9,430,083
Repurchase Agreements — 2.1%
Bank of America 0.01%, dated 9/30/09, to be repurchased at $6,300,075 on 10/1/09 (Collateral: $6,430,000 Federal Home Loan Bank bonds, 0.500%, due 10/18/10, value $6,426,571)	6,300,073	6,300,073
JPMorgan Chase & Co. 0.01%, dated 9/30/09, to be repurchased at $6,300,075 on 10/1/09 (Collateral: $6,270,000 Federal Farm Credit Bank bonds, 5.000%, due 10/23/09, value $6,426,052)	6,300,073	6,300,073

Total Repurchase Agreements (Cost — $12,600,146)		12,600,146
Total Investments — 100.4% (Cost — $547,205,223) D		588,853,433
Other Assets Less Liabilities — (0.4)%		(2,384,365)

Net Assets — 100.0%		$586,469,068

A	Non-income producing.
B

Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, unless otherwise noted, represent 0.19% of net assets.

C	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
D

Aggregate cost for federal income tax purposes is substantially the same as book cost. At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$68,835,644
Gross unrealized depreciation	(27,187,434)

Net unrealized appreciation	$41,648,210

Abbreviations used in this schedule:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

rts     — rights

Industry Diversification

September 30, 2009 (Unaudited)

Financials	28.5%
Industrials	11.7
Consumer Discretionary	9.5
Materials	9.1
Health Care	7.5
Consumer Staples	7.2
Information Technology	7.1
Energy	6.1
Telecommunication Services	5.6
Utilities	5.5
Short-Term Investments	2.2

Total Investment Portfolio	100.0%

Notes to Portfolios of Investments (unaudited)

Organization and Significant Accounting Policies

Legg Mason Global Trust, Inc. (“Corporation”), consisting of a series including Legg Mason Batterymarch Emerging Markets Trust (formerly known as Legg Mason Emerging Markets Trust) (“Emerging Markets”) and Legg Mason Batterymarch International Equity Trust (formerly known as Legg Mason International Equity Trust) (“International Equity”) (each a “Fund”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company. Emerging Markets and International Equity are diversified funds.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment Valuation

The Funds’ have adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before a Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Corporation’s Board of Directors

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Emerging Markets Trust

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Long-term investments†
Common stocks and equity interests:
Consumer staples	$15,915,442	$2,735,122	—	$18,650,564
Energy	56,005,498	9,527,439	—	65,532,937
Financials	138,573,539	1,615,092	—	140,188,631
Industrials	49,856,958	—	$2,078,853	51,935,811
Information technology	75,528,050	—	984,942	76,512,992
Other common stocks and equity interests	187,976,509	—	—	187,976,509

Total common stocks and equity interests	$523,855,996	$13,877,653	$3,063,795	$540,797,444
Preferred Stocks	18,021,616	—	—	18,021,616
Warrants	—	1,100,308	—	1,100,308
Total long-term investments	541,877,612	14,977,961	3,063,795	559,919,368
Short-term investments†	—	5,760,445	—	5,760,445
Total investments	$541,877,612	$20,738,406	$3,063,795	$565,679,813
Other financial instruments:

Forward currency contracts	—	(4)	—	(4)
Total	$541,877,612	$20,738,402	$3,063,795	$565,679,809
† See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Common Stocks - Industrials	Common Stocks - Information Technology	TOTAL
Balance as of December 31, 2008	-	-	-
Accrued premiums/discounts	-	-	-
Realized gain/(loss)	-	-	-
Change in unrealized appreciation (depreciation)[1]	$22,866	$(138,580)	$(115,714)
Net purchases (sales)	2,055,987	1,123,522	3,179,509
Net transfers in and/or out of Level 3	-	-	-

Balance as of September 30, 2009	$2,078,853	$984,942	$3,063,795

Net unrealized appreciation (depreciation) for investments in securities still held at September 30, 2009[1]	$22,866	$(138,580)	$(115,714)

[1] Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

International Equity Trust

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Long-term investments†
Common stocks and equity interests:
Materials	$46,945,975	$1,127,435	—	$48,073,410
Other common stocks and equity interests	518,749,794	—	—	518,749,794
Total common stocks and equity interests	565,695,769	1,127,435	—	566,823,204
Preferred stocks	9,430,083	—	—	9,430,083
Total long-term investments	575,125,852	1,127,435	—	576,253,287
Short-term investments†	—	12,600,146	—	12,600,146
Total investments	$575,125,852	$13,727,581	—	$588,853,433
† See Schedule of Investments for additional detailed categorizations.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 pm Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities for each fund.

Repurchase Agreements

Each Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is each Fund’s policy that its custodian, acting on the Fund’s behalf, or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market daily in an effort to ensure the adequacy of the collateral. If the counterparty defaults, a fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which a fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Emerging Markets derivative instruments categorized by risk exposure at September 30, 2009.

Legg Mason Batterymarch Emerging Markets Trust

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	-	($4)	($4)
Other Contracts	-	-	-
Total	-	($4)	($4)

The Fund had average market values of $118,171 and $66,814 in forward foreign currency contracts (to buy) and forward foreign currency contracts (to sell) respectively during the period ended September 30, 2009.

At September 30, 2009, International Equity did not hold any derivative instruments.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath

President, Legg Mason Global Trust, Inc.

Date: November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath

President, Legg Mason Global Trust, Inc.

Date: November 24, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak

Chief Financial Officer, Legg Mason Global Trust, Inc.

Date: November 24, 2009